Company Background and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Company Background and Basis of Presentation
Company Background and Basis of Presentation

1. Company Background and Basis of Presentation

Description of Business

On October 6, 2021 (the “Closing Date”), Science 37 Holdings, Inc., a Delaware corporation (formerly named LifeSci Acquisition II Corp. or “LSAQ”, a publicly traded special purpose acquisition company) consummated a merger pursuant to the Agreement and Plan of Merger (the “Merger Agreement”), dated May 6, 2021, by and among LifeSci Acquisition II Corp., LifeSci Acquisition II Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of LifeSci Acquisition II Corp. (“Merger Sub”), and Science 37, Inc., a Delaware corporation (“Legacy Science 37”).

Pursuant to the terms of the Merger Agreement, a business combination between LifeSci Acquisition II Corp. and Legacy Science 37 was effected through the merger of Merger Sub with and into Legacy Science 37, with Legacy Science 37 remaining as the surviving company and a wholly-owned subsidiary of LifeSci Acquisition II Corp. (the “Merger” and collectively with the other transactions described in the Merger Agreement, the “Business Combination”). On the Closing Date, LifeSci Acquisition II Corp. changed its name to Science 37 Holdings, Inc. (the “Company” or “Science 37”).

Science 37 is a leading provider of technology-based solutions that enable agile clinical trials and decentralized approaches on behalf of biopharmaceutical sponsors. The Company pioneered agile and decentralization methods and developed the industry’s first Agile Clinical Trial Operating System™ (“OS”) combining its unified technology platform, which orchestrates workflows, generates evidence and harmonizes data seamlessly, with its expansive centralized networks of patient communities, telemedicine investigators, mobile nurses, provider communities, remote coordinators and data and device. By bringing research to patients and providers more directly, the OS helps sponsors speed patient enrollment, enable better retention and increase accessibility for representative patient populations, all of which helps accelerate the development of potentially life-saving treatments through faster study timelines and a more representative and diverse patient population.

Liquidity

Under Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements — Going Concern (Subtopic 205-40) (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued.

Pursuant to subscription agreements entered into in connection with the Merger Agreement (collectively, the “Subscription Agreements”), certain investors agreed to subscribe for an aggregate of 20,000,000 newly-issued shares of Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of $200.0 million (the “PIPE”). As a result of the Business Combination and inclusive of the PIPE financing, the Company received $233.5 million, net of fees and expenses paid in connection with the closing of the Business Combination. As of December 31, 2021, the Company had approximately $214.6 million of unrestricted cash.

While the Company has continued to experience increased costs that adversely affect the Company’s current results of operations and liquidity, the Company believes that its current cash level will be adequate to support its ongoing operations, capital expenditures and working capital for at least the next twelve months. As such, the Company’s consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

1. Company Background and Basis of Presentation (continued)

Basis of Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of Science 37 Holdings, Inc. and its wholly owned subsidiaries. Intercompany balances and transactions have been eliminated.

Pursuant to the Merger Agreement, the merger between Merger Sub and Legacy Science 37 was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method of accounting, LifeSci Acquisition II Corp. was treated as the “acquired” company and Legacy Science 37 is treated as the acquirer for financial reporting purposes.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Legacy Science 37 issuing stock for the net assets of LifeSci Acquisition II Corp., accompanied by a recapitalization. The net assets of LifeSci Acquisition II Corp. are stated at historical cost, with no goodwill or other intangible assets recorded in conjunction with the Reverse Recapitalization.

Legacy Science 37 was determined to be the accounting acquirer based on the following predominant factors:

●	Legacy Science 37’s existing stockholders have the greatest voting interest in the Company;
●	The largest individual stockholder in the Company was an existing stockholder of Legacy Science 37;
●	Legacy Science 37’s directors represent the majority of the new Board of Directors of the Company;
●	Legacy Science 37’s senior management is the senior management of the Company; and
●	Legacy Science 37 is the larger entity based on historical revenue and has the larger employee base.

The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Legacy Science 37. The shares and corresponding capital amounts and losses per share, prior to the Reverse Recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of approximately 1.815 established in the Business Combination.

Concentration Risks

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act, deposits of up to $250,000 at Federal Deposit Insurance Corporation (“FDIC”) insured institutions are covered by FDIC insurance. At times, deposits at the Company’s financial institutions may exceed federally insured limits. Management periodically assesses the financial condition of the institutions and believes that any possible credit risk is minimal. The Company has not experienced any loss from such risk.